GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 51,343,000
Additions through acquisition	0	$ 13,200,000
Impairment losses	2,144,000	1,596,000	$ 5,833,000
Balance at end of year	56,987,000	51,343,000
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	259,765,000	221,906,000
Additions	9,035,000	10,863,000
Additions through acquisition		27,066,000
Disposals or retirements	(9,339,000)	(70,000)
Exchange differences	146,000
Balance at end of year	259,607,000	259,765,000	221,906,000
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	51,343,000
Balance at end of year	56,987,000	51,343,000
Accumulated amortisation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(208,422,000)	(205,636,000)
Charge for the year	(1,385,000)	(1,190,000)
Disposals or retirements	9,339,000
Impairment losses	(2,144,000)	(1,596,000)
Exchange differences	(8,000)
Balance at end of year	(202,620,000)	(208,422,000)	(205,636,000)
Goodwill [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	80,484,000	66,645,000
Additions	0	0
Additions through acquisition		13,839,000
Disposals or retirements	0	0
Exchange differences	127,000
Balance at end of year	80,611,000	80,484,000	66,645,000
Goodwill [member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	13,839,000
Balance at end of year	13,966,000	13,839,000
Goodwill [member] | Accumulated amortisation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(66,645,000)	(66,645,000)
Charge for the year	0	0
Disposals or retirements	0
Impairment losses	0	0
Exchange differences	0
Balance at end of year	(66,645,000)	(66,645,000)	(66,645,000)
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	135,999,000	127,365,000
Additions	6,115,000	8,582,000
Additions through acquisition		122,000
Disposals or retirements	(9,339,000)	(70,000)
Exchange differences	19,000
Balance at end of year	132,794,000	135,999,000	127,365,000
Development cost [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	20,951,000
Balance at end of year	23,568,000	20,951,000
Development cost [Member] | Accumulated amortisation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(115,048,000)	(112,262,000)
Derecognition of 2024		(9,300,000)
Charge for the year	(1,381,000)	(1,190,000)
Disposals or retirements	9,339,000
Impairment losses	(2,128,000)	(1,596,000)
Exchange differences	(8,000)
Balance at end of year	(109,226,000)	(115,048,000)	(112,262,000)
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	8,695,000	8,694,000
Additions	0	1,000
Additions through acquisition		0
Disposals or retirements	0	0
Exchange differences	0
Balance at end of year	8,695,000	8,695,000	8,694,000
Patents and licences [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	146,000
Balance at end of year	146,000	146,000
Patents and licences [Member] | Accumulated amortisation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(8,549,000)	(8,549,000)
Charge for the year	0	0
Disposals or retirements	0
Impairment losses	0	0
Exchange differences	0
Balance at end of year	(8,549,000)	(8,549,000)	(8,549,000)
Technology based intangibles [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	13,105,000	0
Additions	0	0
Additions through acquisition		13,105,000
Disposals or retirements	0	0
Exchange differences	0
Balance at end of year	13,105,000	13,105,000	0
Technology based intangibles [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	13,105,000
Balance at end of year	13,105,000	13,105,000
Technology based intangibles [Member] | Accumulated amortisation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	0	0
Charge for the year	0	0
Disposals or retirements	0
Impairment losses	0	0
Exchange differences	0
Balance at end of year	0	0	0
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	21,482,000	19,202,000
Additions	2,920,000	2,280,000
Additions through acquisition		0
Disposals or retirements	0	0
Exchange differences	0
Balance at end of year	24,402,000	21,482,000	19,202,000
Other [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	3,302,000
Balance at end of year	6,202,000	3,302,000
Other [Member] | Accumulated amortisation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(18,180,000)	(18,180,000)
Charge for the year	(4,000)	0
Disposals or retirements	0
Impairment losses	(16,000)	0
Exchange differences	0
Balance at end of year	$ (18,200,000)	$ (18,180,000)	$ (18,180,000)